BUSINESS COMBINATION (Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Nov. 25, 2016 CNY (¥)
Business combination [Line Items]
Goodwill	¥ 160,438	¥ 64,899	$ 23,108
Online payment and other licenses [Member]
Business combination [Line Items]
Amortization Years	15 years
Sumpay.cn [Member]
Business combination [Line Items]
Noncontrolling interests		98,785
Sumpay.cn [Member] | Online payment and other licenses [Member]
Business combination [Line Items]
Cash		133,599
Mobile applications		185,698
Other receivables		23,263
Total identifiable assets acquired		342,560
Advances from merchants		(62,138)
Deferred tax liabilities		(13,436)
Total liabilities assumed		(75,574)
Net identifiable assets acquired		266,986
Noncontrolling interests		98,785
Total Consideration		233,100
Goodwill		¥ 64,899
Amortization Years		15 years
Qufan [Member]
Business combination [Line Items]
Cash	¥ 439
Mobile applications	60,200
Other receivables	10,363
Total identifiable assets acquired	71,002
Deferred tax liabilities	(15,050)
Other current liabilities	(10,281)
Total liabilities assumed	(25,331)
Net identifiable assets acquired	45,671
Noncontrolling interests	98,784			¥ 98,784
Total Consideration	105,000
Goodwill	¥ 158,113
Amortization Years	5 years
Shenzhen Caiyu [Member]
Business combination [Line Items]
Cash	¥ 700
Other receivables	635
Total identifiable assets acquired	1,335
Other current liabilities	(2,660)
Total liabilities assumed	(2,660)
Net identifiable assets acquired	(1,325)
Total Consideration	1,000
Goodwill	¥ 2,325